UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end: 3/31

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Emerging
Markets Small Cap
Fund
A Series of Templeton Global Investment Trust
March 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Not part of the annual report

Shareholder Letter
Dear Shareholder:
A year has now passed since the stock market correction
of March 2020, when financial markets first recognized the
implications of a global pandemic. The 12 months ended
March 31, 2021, have seen more disruptions than entire
decades in ordinary times. Emerging markets, led by Asia,
have remained relatively resilient, with many countries
having successfully adapted to or mitigated the novel
coronavirus (COVID-19) pandemic. In contrast, a return
to economic normality in the West is dependent almost
wholly on vaccines. While we are seeing rapid progress with
vaccinations in the U.S. and the U.K., the European Union
remains far behind amid continued lockdowns and economic
stagnation.
At the early stages of the pandemic, we emphasized
China’s resilience—borne of drastic policy measures—
which suggested even at an early stage that among large
global economies, China could ultimately be among the
least affected by COVID-19. We saw far greater risks
associated with demand destruction in the West and a
subsequent deflationary shock. We also harbored doubts
whether the massive monetary and fiscal packages unveiled
in developed markets would prove effective. This caution
hinged on whether developed markets would be able to
successfully contain COVID-19. During the period, many
countries in the West failed on the factors outlined above,
albeit the extent to which we would see divergence with the
more successful emerging Asian economies has taken us by
surprise.
The concept of a world-leading emerging market company
has evolved from an aspiration to a reality over the last
decade—a trend reinforced during the pandemic. Taiwanese
and South Korean semiconductor companies dominate
the global semiconductor industry, Chinese biotechnology
firms have gained global credibility, and India’s internet
space remains largely untapped. Taken together, evidence
of emerging market companies scaling the value chain has
increased, and we see durable growth characteristics in
many of these firms.
From the height of the pandemic through the current early
stage of recovery, our conviction in the growing structural
advantages of emerging markets, led by key Asian
economies, has strengthened.
We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management.
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy.
We continue to recommend investors consult financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Emerging Markets Small Cap Fund’s annual
report includes more detail about prevailing conditions and
a discussion about investment decisions during the period.
Please remember all securities markets fluctuate, as do
mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Manraj S. Sekhon, CFA
Chief Investment Officer
Franklin Templeton Emerging Markets Equity
This letter reflects our analysis and opinions as of March 31,
2021, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report

Contents
Annual Report
Templeton Emerging Markets Small Cap Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 20
Notes to Financial Statements 24
Report of Independent Registered
Public Accounting Firm 34
Tax Information 35
Board Members and Officers 36
Shareholder Information 41
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Templeton Emerging Markets Small Cap Fund
This annual report for Templeton Emerging Markets Small
Cap Fund covers the fiscal year ended March 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation. Under
normal market conditions, the Fund invests at least 80%
of its net assets in securities of small-cap companies
located in emerging market countries, as defined in the
Fund’s prospectus. For this Fund, small-cap companies
are companies with a market capitalization at the time of
purchase within the range of the market capitalizations of
companies included in the MSCI Emerging Markets (EM)
Small Cap Index.
Performance Overview
The Fund’s Class A shares posted a +78.52% cumulative
total return for the 12 months under review. In comparison,
the Fund’s benchmark, the MSCI EM Small Cap Index-NR,
which measures stock performance of small-cap stocks
in emerging markets, posted a +87.13% total return.
1
Please note index performance information is provided for
reference and we do not attempt to track any index but
rather undertake investments on the basis of fundamental
research. In addition, the Fund’s return reflects the effect of fees and expenses for professional management, while
an index does not have such costs. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The novel coronavirus (COVID-19) pandemic pushed
the economies of many emerging market countries into
contractions during the 12 months ended March 31, 2021,
with the notable exception of China. In response, many
emerging market central banks lowered interest rates early
in the period and adopted more accommodative monetary
policies in an effort to foster economic growth. Emerging
market small-cap equities posted significant gains for
the 12-month period, rebounding from pandemic-related
declines immediately preceding the period. Investors
were encouraged by economic reopenings in many
countries, fiscal and monetary stimulus measures, and
the development and deployment of vaccines. Surges in
COVID-19 infections, U.S.-China tensions and concerns
about inflation held back investor enthusiasm at certain times during the period.
Regarding individual countries, China’s economy grew
year-on-year in the second quarter of 2020 after businesses
reopened following COVID-19 lockdowns. The country’s
year-on-year growth rate then accelerated in 2020’s third and fourth quarters and 2021’s first quarter, driven by retail sales, industrial production and increasing global demand. Taiwan’s year-on-year growth rate slowed in the second quarter of
2020 as its export-dependent economy was impacted by
decreased global demand. Government stimulus and foreign
demand for electronics parts helped accelerate growth in the third and fourth quarters. South Korea’s year-on-year growth rates contracted in the second, third and fourth quarters
of 2020, partly due to negative growth in construction,
consumption and exports. The country’s economy returned
to growth in the first quarter of 2021 due in part to a recovery in private consumption and acceleration in government
spending. The year-on-year growth rates of India contracted
in the second and third quarters of 2020 before growing
modestly in the fourth quarter, aided by recoveries in private and public spending, manufacturing and construction.
Geographic Composition
3/31/21
% of Total
Net Assets
Asia 80.1%
Latin America & Caribbean 8.1%
Europe 6.0%
Middle East & Africa 4.3%
Short-Term Investments & Other Net Assets 1.5%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
16
.

Templeton Emerging Markets Small Cap Fund

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Annual Report
Russia’s year-on-year growth rates contracted in second,
third and fourth quarters of 2020, with low oil prices hurting the country’s large energy sector and negative growth in
hotels and restaurants also hurting the economy. Brazil’s
year-on-year growth rates continued to contract in the last
three quarters of 2020, dragged down by negative growth in
exports.
Turning to specific countries’ monetary policies, the People’s
Bank of China lowered its benchmark loan prime rate once
during the period. Taiwan’s central bank held its record low benchmark interest rate steady during the period. South
Korea’s central bank cut its benchmark interest rate once
to a record low, and India’s central bank also lowered its
benchmark rate once. The central banks of Russia and
Brazil cut their respective benchmark interest rates three
times to all-time lows before raising their rates once later in the period.
In this environment, emerging market small-cap stocks, as
measured by the MSCI EM Small Cap Index-NR, posted
a +87.13% total return for the 12 months ended March 31,
2021.
1
Chinese equities rose during the period. The country’s
relatively successful containment of the pandemic and
ensuing economic recovery, the most robust of any major
economy, provided a foundation for investor confidence.
Gains were limited by new Chinese government regulations
on internet companies, monetary policy concerns and
tensions with the U.S., which included restrictions on U.S.
investment in certain Chinese companies. Equities in Taiwan
outpaced emerging market peers and rose significantly
during the period, led by the country’s large technology-
related companies and benefiting from the government’s
successful efforts to control COVID-19. Russian equities
rose as well, boosted by increased global demand for oil—
and the accompanying rise in oil prices—in the second-half
of the period. Brazilian equities rose, aided by better-than-
expected economic data for certain quarters and government
stimulus measures, though political uncertainty and concerns about public debt reversed some gains near period-end.
Investment Strategy
Our investment strategy employs a fundamental research,
bottom-up, long-term approach. We focus on the market
price of a company’s securities relative to our evaluation
of the company’s long-term earnings, asset value and
cash flow potential. Our analysis includes an assessment
of the potential impacts of material environmental, social
and governance (ESG) factors on the long-term risk and
return profile of a company. We also consider a company’s
profit and loss outlook, balance sheet strength, cash flow
trends and asset value in relation to the current price of the company’s securities. The analysis considers the company’s
corporate governance behavior as well as its position in its sector, the economic framework and political environment.
Manager’s Discussion
During the 12 months under review, key contributors to the
Fund’s absolute performance included Merida Industry,
Novatek Microelectronics and Hoa Phat Group.
Merida Industry is one of the largest Taiwanese
manufacturers of bicycles and e-bikes, which it sells in nearly
80 countries. With COVID-19 transforming consumers’
transportation habits in 2020, growing demand for bicycles
and e-bikes in key markets including China, Europe and the
U.S. boosted the company’s share price. Merida’s earnings
in the third quarter of 2020 rose substantially year-over-year, beating estimates and notching a record as the company’s
highest ever single-quarter earnings. Merida’s investment
in high-end California-based bicycle maker Specialized (not
a Fund holding) also benefited from the surge in bike sales, as pre-orders and demand for restocking translated into
accelerated shipments.
A widespread global chip shortage has underscored
the world’s reliance on Taiwan’s market-dominating
semiconductor firms. Shares of Taiwan-based Novatek
Microelectronics, which designs integrated circuits, rose
along with those of peer companies amid increased demand
for its display driver chips and market share gains. Products designed by Novatek are used in displays for smartphones,
laptops and TVs.
Hoa Phat Group is a Vietnam-based company primarily
engaged in the steel industry. Hoa Phat rallied in the fourth quarter of 2020 as it recorded strong sales led by rising
steel demand in Vietnam, market share gains and buoyant
Top 10 Countries
3/31/21
a
% of Total
Net Assets
a a
Taiwan 21.4%
China 20.9%
South Korea 12.8%
India 11.9%
Vietnam 6.5%
Brazil 4.2%
Philippines 2.7%
Hungary 2.3%
United Arab Emirates 1.9%
Thailand 1.7%

Templeton Emerging Markets Small Cap Fund

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Annual Report
steel prices. We believe Hoa Phat’s position as one of the
largest steel makers in Vietnam has given it scale and cost
advantages, which could help the company gain further
market share.
Conversely, major detractors from absolute performance
included Medy-tox, Ser Educacional and Fanhua.
Medy-tox, a South Korean pharmaceutical company,
produces botulinum toxin (BTX), hyaluronic acid filler and
other related products. For years, Medy-tox has been
embroiled in a legal battle with another South Korean
company, Daewoong Pharmaceutical (not a Fund holding),
with Medy-tox alleging that Daewoong had stolen the source
of a BTX strain used in its cosmetic treatment products.
While the United States International Trade Commission
found in favor of this claim in December 2020, it also
determined that the strain was not a trade secret, a blow
to Medy-tox’s competitive position. This was not the first
setback for Medy-tox in the past year. In October, South
Korea’s Ministry of Food and Drug Safety ordered the
company to suspend sales of some of its BTX products after
finding it had sold them in China without export approval.
These regulatory and legal woes contributed to substantial
declines in Medy-tox’s share price.
Ser Educacional is a Brazil-based education company
with a focus on post-secondary, vocational and higher
education institutions. In September 2020, the company’s
share price jumped on news of its impending purchase
of the Brazilian assets of U.S.-based Laureate Education
(not a Fund holding), which owned and operated higher
education institutions in Brazil that collectively enroll more than 250,000 students. One month later, Laureate accepted
an offer from Anima (not a Fund holding), another education
provider, terminating the earlier deal with Ser, whose share price subsequently dropped. With the COVID-19 pandemic
increasing student drop-out rates, year-over-year revenues
for Ser declined in both the second and third quarters of
2020. In February 2021, Ser’s shares fell sharply along with most of the Brazilian equity market, as well as the country’s currency and bonds, after President Jair Bolsonaro ousted
the head of Petrobras (not a Fund holding), the state-owned
oil company.
Fanhua operates an independent insurance agency in
China, offering a broad range of products underwritten
by multiple insurers. The company’s product line includes
wealth management, property, casualty and life products.
The COVID-19 pandemic had a severe negative impact
on China's life insurance industry, and Fanhua’s total net
revenues for 2020 declined from 2019.
In the past 12 months, we added a number of new positions
to the Fund as we continued to identify what we considered
to be attractive companies with sustainable earnings power
and which trade at a discount to their intrinsic worth within the small-cap investment universe in emerging markets.
Key additions included Daqo New Energy, a Chinese
manufacturer of polysilicon for solar power equipment; China
Education Group Holdings, a private operator of universities and vocational colleges; momo.com, a Taiwanese provider
of online retail services; and Poya International, a retail
chain based in Taiwan that sells personal products and
housewares. We also added to an existing investment
in Zinus, a South Korean wholesaler of mattresses and
household furniture.
Meanwhile, we decreased the Fund’s investments across
several markets to raise funds for redemptions and in favor
of opportunities we found more compelling. Holdings in India,
Taiwan and Hong Kong were reduced the most. Reductions
were also undertaken in the health care, information
technology, consumer discretionary and materials sectors. In terms of key sales, we closed positions in U.S.-based IMAX,
which designs and manufactures premium theater systems;
India’s Glenmark Pharmaceuticals, a maker of generic
drugs; Hankook Technology Group, the holding company for
Hankook Tire, South Korea’s largest tire manufacturer; and
the aforementioned Fanhua and Medy-tox. We also reduced
our position in the previously mentioned Novatek.
Top 10 Holdings
3/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Novatek Microelectronics Corp. 4.2%
Semiconductors & Semiconductor Equipment,
Taiwan
Merida Industry Co. Ltd. 4.1%
Leisure Products, Taiwan
Bajaj Holdings & Investment Ltd. 3.7%
Diversified Financial Services, India
Hoa Phat Group JSC 3.3%
Metals & Mining, Vietnam
Silicon Works Co. Ltd. 3.3%
Semiconductors & Semiconductor Equipment,
South Korea
Health & Happiness H&H International Holdings
Ltd. 2.8%
Food Products, China
Fila Holdings Corp. 2.4%
Textiles, Apparel & Luxury Goods, South Korea
Richter Gedeon Nyrt . 2.3%
Pharmaceuticals, Hungary
Daqo New Energy Corp. 2.1%
Semiconductors & Semiconductor Equipment,
China
Primax Electronics Ltd. 2.1%
Technology Hardware, Storage & Peripherals,
Taiwan

Templeton Emerging Markets Small Cap Fund

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Annual Report
Thank you for your continued participation in Templeton
Emerging Markets Small Cap Fund. We look forward to
serving your future investment needs.
Chetan Sehgal, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2021, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2021
Templeton Emerging Markets Small Cap Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +78.52% +68.63%
5-Year +44.95% +6.50%
10-Year +41.71% +2.97%
Advisor
1-Year +79.10% +79.10%
5-Year +46.84% +7.99%
10-Year +45.53% +3.82%
See page 9 for Performance Summary footnotes.

Templeton Emerging Markets Small Cap Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/1/11–3/31/21)
Advisor Class
(4/1/11–3/31/21)

Templeton Emerging Markets Small Cap Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets, of which frontier markets are a subset, involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size, lesser liquidity and lack of established legal, political, business and social frameworks to support securities markets. Because these frameworks are typically even less developed in frontier markets, as well as various factors including the increased potential for extreme price volatility, illiquidity, trade barriers and exchange controls, the risks associated with emerging markets are magnified in frontier markets. Small-cap company stocks have historically had more price volatility than large-company stocks, particularly over the short term. All investments in the
Fund should be thought of as long-term investments that could experience significant price volatility in any given year. The Fund is designed for the aggressive portion of a well-diversified portfolio. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/21. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The MSCI EM Small Cap Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure performance of small cap equities in emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(4/1/20–3/31/21)
Share Class
Net Investment
Income
A $0.3892
C $0.3581
R $0.3883
R6 $0.4039
Advisor $0.3948
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.82% 1.95%
Advisor 1.57% 1.70%

Your Fund’s Expenses
Templeton Emerging Markets Small Cap Fund

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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/20
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
Ending
Account
Value 3/31/21
Expenses
Paid During
Period
10/1/20–3/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,291.74 $10.20 $1,016.03 $8.97 1.79%
C $1,000 $1,287.08 $14.41 $1,012.33 $12.68 2.53%
R $1,000 $1,290.39 $11.60 $1,014.80 $10.21 2.03%
R6 $1,000 $1,294.23 $7.93 $1,018.02 $6.98 1.39%
Advisor $1,000 $1,293.97 $8.79 $1,017.27 $7.73 1.54%

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended March 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.68 $13.78 $15.25 $13.02 $11.41
Income from investment operations
a
:
Net investment income
b
......................... 0.02 0.10 0.03 —
c
0.16
d
Net realized and unrealized gains (losses) ........... 6.77 (4.96) (1.15) 2.23 1.65
Total from investment operations .................... 6.79 (4.86) (1.12) 2.23 1.81
Less distributions from:
Net investment income .......................... (0.39) (—)
c
— — (0.20)
Net realized gains ............................. — (0.24) (0.35) — —
Total distributions ............................... (0.39) (0.24) (0.35) — (0.20)
Net asset value, end of year ....................... $15.08 $8.68 $13.78 $15.25 $13.02
Total return
e
................................... 78.52% (35.73)% (7.09)% 17.13% 16.09%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.99% 1.93% 1.94% 1.96% 1.98%
Expenses net of waiver and payments by affiliates ....... 1.80% 1.91% 1.92% 1.94% 1.97%
Net investment income (loss) ...................... 0.16% 0.94% 0.19% (0.01)% 1.25%
d
Supplemental data
Net assets, end of year (000’s) ..................... $210,269 $143,312 $268,761 $315,469 $257,388
Portfolio turnover rate ............................ 31.70% 4.72% 12.22% 7.57% 21.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended March 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.14 $13.02 $14.54 $12.51 $10.96
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.06) 0.02 (0.06) (0.10) 0.07
c
Net realized and unrealized gains (losses) ........... 6.31 (4.66) (1.11) 2.13 1.59
Total from investment operations .................... 6.25 (4.64) (1.17) 2.03 1.66
Less distributions from:
Net investment income .......................... (0.36) — — — (0.11)
Net realized gains ............................. — (0.24) (0.35) — —
Total distributions ............................... (0.36) (0.24) (0.35) — (0.11)
Net asset value, end of year ....................... $14.03 $8.14 $13.02 $14.54 $12.51
Total return
d
................................... 77.25% (36.23)% (7.85)% 16.23% 15.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.73% 2.68% 2.69% 2.71% 2.72%
Expenses net of waiver and payments by affiliates ....... 2.54% 2.66% 2.67% 2.69% 2.71%
Net investment income (loss) ...................... (0.51)% 0.19% (0.56)% (0.76)% 0.51%
c
Supplemental data
Net assets, end of year (000’s) ..................... $27,434 $23,168 $52,300 $78,836 $62,889
Portfolio turnover rate ............................ 31.70% 4.72% 12.22% 7.57% 21.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.26)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended March 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.56 $13.62 $15.11 $12.93 $11.33
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.03) 0.04 (0.05) (0.04) 0.12
c
Net realized and unrealized gains (losses) ........... 6.68 (4.86) (1.09) 2.22 1.65
Total from investment operations .................... 6.65 (4.82) (1.14) 2.18 1.77
Less distributions from:
Net investment income .......................... (0.39) — — — (0.17)
Net realized gains ............................. — (0.24) (0.35) — —
Total distributions ............................... (0.39) (0.24) (0.35) — (0.17)
Net asset value, end of year ....................... $14.82 $8.56 $13.62 $15.11 $12.93
Total return .................................... 78.18% (35.95)% (7.29)% 16.86% 15.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.24% 2.18% 2.19% 2.21% 2.23%
Expenses net of waiver and payments by affiliates ....... 2.05% 2.16% 2.17% 2.19% 2.22%
Net investment income (loss) ...................... (0.20)% 0.69% (0.06)% (0.26)% 1.00%
c
Supplemental data
Net assets, end of year (000’s) ..................... $2,966 $1,365 $1,728 $929 $532
Portfolio turnover rate ............................ 31.70% 4.72% 12.22% 7.57% 21.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.23%.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended March 31, Period Ended
March 31,
2018
a
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $8.79 $13.94 $15.41 $14.41
Income from investment operations
b
:
Net investment income (loss)
c
................................. 0.08 0.22 (0.07) (0.04)
Net realized and unrealized gains (losses) ........................ 6.83 (5.07) (1.01) 1.08
Total from investment operations ................................. 6.91 (4.85) (1.08) 1.04
Less distributions from:
Net investment income ....................................... (0.40) (0.06) (0.04) (0.04)
Net realized gains .......................................... — (0.24) (0.35) —
Total distributions ............................................ (0.40) (0.30) (0.39) (0.04)
Net asset value, end of year .................................... $15.30 $8.79 $13.94 $15.41
Total return
d
................................................ 79.19% (35.48)% (6.76)% 7.27%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.60% 1.53% 1.57% 1.59%
Expenses net of waiver and payments by affiliates .................... 1.40% 1.51% 1.55% 1.54%
Net investment income ........................................ 0.61% 1.34% 0.56%
f
0.39%
f
Supplemental data
Net assets, end of year (000’s) .................................. $46,062 $47,904 $198,106 $23,964
Portfolio turnover rate ......................................... 31.70% 4.72% 12.22% 7.57%
a
For the period August 1, 2017 (effective date) to March 31, 2018.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Ratio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

Templeton Global Investment Trust
Financial Highlights
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended March 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.80 $13.96 $15.42 $13.15 $11.52
Income from investment operations
a
:
Net investment income
b
......................... 0.07 0.15 0.09 0.03 0.18
c
Net realized and unrealized gains (losses) ........... 6.84 (5.03) (1.19) 2.26 1.68
Total from investment operations .................... 6.91 (4.88) (1.10) 2.29 1.86
Less distributions from:
Net investment income .......................... (0.39) (0.04) (0.01) (0.02) (0.23)
Net realized gains ............................. — (0.24) (0.35) — —
Total distributions ............................... (0.39) (0.28) (0.36) (0.02) (0.23)
Net asset value, end of year ....................... $15.32 $8.80 $13.96 $15.42 $13.15
Total return .................................... 79.10% (35.61)% (6.90)% 17.48% 16.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.74% 1.68% 1.69% 1.71% 1.73%
Expenses net of waiver and payments by affiliates ....... 1.54% 1.66% 1.67% 1.69% 1.72%
Net investment income ........................... 0.53% 1.19% 0.44% 0.24% 1.50%
c
Supplemental data
Net assets, end of year (000’s) ..................... $177,989 $168,808 $387,850 $668,474 $442,583
Portfolio turnover rate ............................ 31.70% 4.72% 12.22% 7.57% 21.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.73%.

Templeton Global Investment Trust
Statement of Investments, March 31, 2021
Templeton Emerging Markets Small Cap Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 97.6%
Brazil 4.2%
Arezzo Industria e Comercio SA ..... Textiles, Apparel & Luxury Goods 236,100 $ 2,950,725
Duratex SA ..................... Paper & Forest Products 1,819,000 6,039,636
Grendene SA ................... Textiles, Apparel & Luxury Goods 1,544,611 2,167,779
Iguatemi Empresa de Shopping Centers
SA .......................... Real Estate Management & Development 628,000 4,172,535
a
M Dias Branco SA ................ Food Products 440,000 2,399,716
b
Ser Educacional SA, 144A, Reg S .... Diversified Consumer Services 902,500 1,970,461
19,700,852
Chile 0.5%
Aguas Andinas SA, A ............. Water Utilities 7,000,000 2,164,844
China 20.9%
Asia Cement China Holdings Corp. ... Construction Materials 3,155,500 3,235,448
a,c
Baozun, Inc., ADR ................ Internet & Direct Marketing Retail 234,561 8,946,157
b
China Education Group Holdings Ltd.,
Reg S ....................... Diversified Consumer Services 3,784,000 6,751,360
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,636,308 1,194,097
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 132,117 9,974,833
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,387,800 12,881,168
Huaxin Cement Co. Ltd., B ......... Construction Materials 2,466,374 5,331,652
b
JNBY Design Ltd., Reg S .......... Textiles, Apparel & Luxury Goods 3,229,000 5,773,451
b
Luye Pharma Group Ltd., 144A, Reg S Pharmaceuticals 14,145,000 9,060,033
a,b,c
Mobvista, Inc., 144A, Reg S ........ Media 2,500,000 1,889,022
a
Noah Holdings Ltd., ADR .......... Capital Markets 91,886 4,079,738
TravelSky Technology Ltd., H ....... IT Services 455,200 1,067,903
Uni-President China Holdings Ltd. .... Food Products 4,558,600 5,546,609
Xinyi Solar Holdings Ltd. ........... Semiconductors & Semiconductor Equipment 4,800,000 7,956,290
c
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 12,048,515 7,077,822
a,c
Zepp Health Corp., ADR ........... Electronic Equipment, Instruments &
Components 606,769 6,534,902
97,300,485
Czech Republic 0.3%
b,d
Moneta Money Bank A/S, 144A, Reg S Banks 450,585 1,619,717
Egypt 0.5%
b
Integrated Diagnostics Holdings plc,
144A, Reg S .................. Health Care Providers & Services 2,011,196 2,121,812
Georgia 0.7%
a
Georgia Capital plc ............... Capital Markets 383,294 3,053,762
a
Hong Kong 1.3%
Luk Fook Holdings International Ltd. .. Specialty Retail 2,209,800 6,095,131
Hungary 2.3%
Richter Gedeon Nyrt. ............. Pharmaceuticals 363,860 10,724,188
India 11.9%
Apollo Hospitals Enterprise Ltd. ...... Health Care Providers & Services 17,901 711,972
a
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 376,898 17,019,701
a
Dalmia Bharat Ltd. ............... Construction Materials 349,776 7,614,416
b
Dilip Buildcon Ltd., 144A, Reg S ..... Construction & Engineering 376,416 2,996,183
EPL Ltd. ....................... Containers & Packaging 971,000 3,145,340
a
Federal Bank Ltd. ................ Banks 7,756,637 8,065,684
JK Cement Ltd. .................. Construction Materials 71,133 2,831,489
a
Redington India Ltd. .............. Electronic Equipment, Instruments &
Components 2,752,789 7,196,165
Tata Consumer Products Ltd. ....... Food Products 287,427 2,516,943

Templeton Global Investment Trust
Statement of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
Vardhman Textiles Ltd. ............ Textiles, Apparel & Luxury Goods 180,044 $ 3,198,890
55,296,783
Kazakhstan 0.6%
b
Halyk Savings Bank of Kazakhstan JSC,
GDR, Reg S .................. Banks 206,000 2,893,257
Mexico 1.1%
Bolsa Mexicana de Valores SAB de CV Capital Markets 1,682,800 3,395,979
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 6,481,529 1,750,350
5,146,329
Peru 1.4%
Intercorp Financial Services, Inc. ..... Banks 214,750 6,485,450
Philippines 2.7%
Century Pacific Food, Inc. .......... Food Products 11,750,000 4,474,346
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 2,789,320 6,974,115
Robinsons Retail Holdings, Inc. ...... Food & Staples Retailing 900,000 1,061,714
12,510,175
Russia 0.8%
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 171,126 3,909,783
a
Saudi Arabia 0.6%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 63,874 2,674,013
South Africa 1.3%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 801,259 2,985,286
a
Netcare Ltd. .................... Health Care Providers & Services 3,009,209 2,904,809
5,890,095
South Korea 12.8%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 294,533 11,335,345
a
Hugel, Inc. ..................... Biotechnology 23,000 3,650,447
i-SENS, Inc. .................... Health Care Equipment & Supplies 158,283 3,461,917
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 24,000 3,344,911
a
Lock&Lock Co. Ltd. ............... Household Durables 164,753 2,162,303
NeoPharm Co. Ltd. ............... Personal Products 64,000 1,910,136
a
Pearl Abyss Corp. ................ Entertainment 14,300 3,923,241
Silicon Works Co. Ltd. ............. Semiconductors & Semiconductor Equipment 229,270 15,463,055
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 151,355 4,845,171
Zinus, Inc. ...................... Household Durables 130,451 9,195,755
59,292,281
Sri Lanka 0.3%
Hemas Holdings plc .............. Industrial Conglomerates 3,019,274 1,265,364
Taiwan 21.4%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 265,000 4,477,760
Merida Industry Co. Ltd. ........... Leisure Products 1,535,400 18,887,427
momo.com, Inc. ................. Internet & Direct Marketing Retail 232,000 8,112,774
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 965,800 19,724,135
PChome Online, Inc. .............. Internet & Direct Marketing Retail 1,648,635 5,021,083
a
PharmaEssentia Corp. ............ Biotechnology 2,552,074 8,746,960
Poya International Co. Ltd. ......... Multiline Retail 290,000 6,096,918
Primax Electronics Ltd. ............ Technology Hardware, Storage & Peripherals 4,332,100 9,736,639
Shin Zu Shing Co. Ltd. ............ Machinery 1,841,402 8,537,935
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 2,178,000 4,184,640

Templeton Global Investment Trust
Statement of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 1,400,000 $ 5,877,215
99,403,486
Thailand 1.7%
Dynasty Ceramic PCL ............. Building Products 23,444,540 1,985,599
Major Cineplex Group PCL ......... Entertainment 4,998,000 3,591,828
Tisco Financial Group PCL ......... Banks 753,600 2,351,469
7,928,896
Turkey 0.7%
Turkiye Sise ve Cam Fabrikalari A/S .. Industrial Conglomerates 3,940,776 3,471,446
United Arab Emirates 1.9%
Aramex PJSC ................... Air Freight & Logistics 8,319,018 8,904,109
United Kingdom 1.2%
Stock Spirits Group plc ............ Beverages 1,423,284 5,493,193
Vietnam 6.5%
FPT Corp. ...................... IT Services 2,804,797 9,475,465
Hoa Phat Group JSC ............. Metals & Mining 7,634,113 15,508,930
a
Vincom Retail JSC ............... Real Estate Management & Development 3,589,152 5,106,018
30,090,413
Total Common Stocks (Cost $347,430,239) .....................................
453,435,864
Preferred Stocks 0.9%
Chile 0.9%
e
Embotelladora Andina SA, A, 7.13% .. Beverages 1,250,500 2,973,290
e
Embotelladora Andina SA, B, 5.8% ... Beverages 430,000 1,139,727
4,113,017
Total Preferred Stocks (Cost $5,263,209) .......................................
4,113,017
Total Long Term Investments (Cost $352,693,448) ...............................
457,548,881
Short Term Investments 1.6%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.4%
United States 1.4%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 6,393,164 6,393,164
Total Money Market Funds (Cost $6,393,164) ...................................
6,393,164

Templeton Global Investment Trust
Statement of Investments
Templeton Emerging Markets Small Cap Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
h
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 946,465 $ 946,465
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$946,465) ...................................................................
946,465
a a a a a
Total Short Term Investments (Cost $7,339,629 ) .................................
7,339,629
a a a
a
Total Investments (Cost $360,033,077) 100.1% ..................................
$464,888,510
Other Assets, less Liabilities (0.1)% ...........................................
(169,635)
Net Assets 100.0% ...........................................................
$464,718,875
a a a
See Abbreviations on page 33 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $40,735,429, representing 8.8% of net assets.
c
A portion or all of the security is on loan at March 31, 2021. See Note 1(c).
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
h
See Note 1(c) regarding securities on loan.

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Small
Cap Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $352,693,448
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 7,339,629
Value - Unaffiliated issuers (Includes securities loaned of $1,443,688) ................................. $457,548,881
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 7,339,629
Foreign currency, at value (cost $1,721,250) ...................................................... 1,677,473
Receivables:
Investment securities sold ................................................................... 1,723,753
Capital shares sold ........................................................................ 336,140
Dividends ............................................................................... 579,565
European Union tax reclaims (Note 1 d ) ......................................................... 241,504
Total assets .......................................................................... 469,446,945
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,886,716
Capital shares redeemed ................................................................... 397,493
Management fees ......................................................................... 533,035
Distribution fees .......................................................................... 68,813
Transfer agent fees ........................................................................ 78,005
Payable upon return of securities loaned (Note 1 c ) .................................................. 946,501
Deferred tax ............................................................................... 504,653
Accrued expenses and other liabilities ........................................................... 312,854
Total liabilities ......................................................................... 4,728,070
Net assets, at value ................................................................. $464,718,875
Net assets consist of:
Paid-in capital ............................................................................. $379,467,974
Total distributable earnings (losses) ............................................................. 85,250,901
Net assets, at value ................................................................. $464,718,875

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Emerging
Markets Small
Cap Fund
Class A:
Net assets, at value ....................................................................... $210,268,557
Shares outstanding ........................................................................ 13,944,770
Net asset value per share
a
.................................................................. $15.08
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $15.96
Class C:
Net assets, at value ....................................................................... $27,433,613
Shares outstanding ........................................................................ 1,955,270
Net asset value and maximum offering price per share
a
............................................. $14.03
Class R:
Net assets, at value ....................................................................... $2,965,570
Shares outstanding ........................................................................ 200,114
Net asset value and maximum offering price per share ............................................. $14.82
Class R6:
Net assets, at value ....................................................................... $46,062,392
Shares outstanding ........................................................................ 3,010,508
Net asset value and maximum offering price per share ............................................. $15.30
Advisor Class:
Net assets, at value ....................................................................... $177,988,743
Shares outstanding ........................................................................ 11,620,303
Net asset value and maximum offering price per share ............................................. $15.32
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the year ended March 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Small
Cap Fund
Investment income:
Dividends: (net of foreign taxes of $754,432)
Unaffiliated issuers ........................................................................ $8,443,248
Non-controlled affiliates (Note 3 f ) ............................................................. 301
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 44,598
Non-controlled affiliates (Note 3 f ) ............................................................. 283
Total investment income ................................................................... 8,488,430
Expenses:
Management fees (Note 3 a ) ................................................................... 5,905,172
Distribution fees: (Note 3c )
    Class A ................................................................................ 451,425
    Class C ................................................................................ 263,626
    Class R ................................................................................ 10,779
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 324,809
    Class C ................................................................................ 48,022
    Class R ................................................................................ 3,851
    Class R6 ............................................................................... 19,770
    Advisor Class ............................................................................ 304,233
Custodian fees ............................................................................. 212,933
Reports to shareholders ...................................................................... 102,847
Registration and filing fees .................................................................... 87,667
Professional fees ........................................................................... 146,072
Trustees' fees and expenses .................................................................. 63,754
Other .................................................................................... 47,903
Total expenses ......................................................................... 7,992,863
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (819,205)
Net expenses ......................................................................... 7,173,658
Net investment income ................................................................ 1,314,772
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (9,256,039)
Foreign currency transactions ................................................................ (123,702)
Net realized gain (loss) .................................................................. (9,379,741)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 249,106,437
Translation of other assets and liabilities denominated in foreign currencies .............................. (174,975)
Change in deferred taxes on unrealized appreciation ............................................... (504,653)
Net change in unrealized appreciation (depreciation) ............................................ 248,426,809
Net realized and unrealized gain (loss) ............................................................ 239,047,068
Net increase (decrease) in net assets resulting from operations .......................................... $240,361,840

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Emerging Markets Small Cap
Fund
Year Ended
March 31, 2021
Year Ended
March 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,314,772 $8,227,975
Net realized gain (loss) ................................................. (9,379,741) (1,503,333)
Net change in unrealized appreciation (depreciation) ........................... 248,426,809 (256,252,537)
Net increase (decrease) in net assets resulting from operations ................ 240,361,840 (249,527,895)
Distributions to shareholders:
Class A ............................................................. (5,395,630) (4,331,906)
Class C ............................................................. (746,927) (742,939)
Class R ............................................................. (67,960) (36,147)
Class R6 ............................................................ (1,252,604) (2,317,331)
Advisor Class ........................................................ (4,727,858) (6,504,854)
Total distributions to shareholders .......................................... (12,190,979) (13,933,177)
Capital share transactions: (Note 2 )
Class A ............................................................. (28,189,282) (35,053,048)
Class C ............................................................. (9,965,543) (13,914,156)
Class R ............................................................. 531,332 416,927
Class R6 ............................................................ (26,340,215) (109,346,254)
Advisor Class ........................................................ (84,044,655) (102,829,365)
Total capital share transactions ............................................ (148,008,363) (260,725,896)
Net increase (decrease) in net assets ................................... 80,162,498 (524,186,968)
Net assets:
Beginning of year ....................................................... 384,556,377 908,743,345
End of year ........................................................... $464,718,875 $384,556,377

Templeton Global Investment Trust
Notes to Financial Statements
Templeton Emerging Markets Small Cap Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of two separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP). Templeton Emerging
Markets Small Cap Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
March 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in
an amount equal to at least 102% of the fair value of the
loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value
of loaned securities, as determined at the close of Fund
business each day; any additional collateral required due
to changes in security values is delivered to the Fund on
the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, the
Fund received $624,467 in U.S. Government and Agency
securities as collateral. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
As a result of several court cases, in certain countries
across the European Union, the Fund filed additional tax
reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). These additional filings
are subject to various administrative proceedings by the
local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected
as other income in the Statement of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statement of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amounts of foreign taxes Fund shareholders can use as
tax credits in their individual income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2021, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
2. Shares of Beneficial Interest
At March 31, 2021, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Year Ended
March 31, 2021
Year Ended
March 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,136,752 $26,473,724 3,221,121 $40,743,117
Shares issued in reinvestment of distributions .......... 350,365 4,740,442 305,041 3,877,065
Shares redeemed ............................... (5,043,622) (59,403,448) (6,528,281) (79,673,230)
Net increase (decrease) .......................... (2,556,505) $(28,189,282) (3,002,119) $(35,053,048)
Class C Shares:
Shares sold ................................... 156,793 $1,896,159 426,130 $4,963,769
Shares issued in reinvestment of distributions .......... 58,888 743,171 59,857 714,694
Shares redeemed
a
.............................. (1,107,234) (12,604,873) (1,655,253) (19,592,619)
Net increase (decrease) .......................... (891,553) $(9,965,543) (1,169,266) $(13,914,156)
Class R Shares:
Shares sold ................................... 67,927 $874,835 70,844 $908,240
Shares issued in reinvestment of distributions .......... 5,106 67,960 2,883 36,147
Shares redeemed ............................... (32,390) (411,463) (41,136) (527,460)
Net increase (decrease) .......................... 40,643 $531,332 32,591 $416,927
Class R6 Shares:
Shares sold ................................... 214,426 $2,735,351 2,043,837 $26,938,707
Shares issued in reinvestment of distributions .......... 27,722 380,073 31,681 406,790
Shares redeemed ............................... (2,684,562) (29,455,639) (10,835,962) (136,691,751)
Net increase (decrease) .......................... (2,442,414) $(26,340,215) (8,760,444) $(109,346,254)
Advisor Class Shares:
Shares sold ................................... 2,674,444 $33,406,457 6,620,262 $86,116,265
Shares issued in reinvestment of distributions .......... 302,621 4,154,984 437,732 5,633,610
Shares redeemed ............................... (10,539,651) (121,606,096) (15,660,224) (194,579,240)
Net increase (decrease) .......................... (7,562,586) $(84,044,655) (8,602,230) $(102,829,365)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Asset Management Ltd. (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
a. Management Fees
The Fund pays an investment management fee to Asset Management based on the average daily net assets of the Fund as follows:
For the year ended March 31, 2021, the gross effective investment management fee rate was 1.400% of the Fund’s average net assets.
b. Administrative Fees
Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by
Asset Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
1.400% Up to and including $500 million
1.300% Over $500 million, up to and including $1 billion
1.200% In excess of $1 billion
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $15,419
CDSC retained .............................................................................. $1,963
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended March 31, 2021, the Fund paid transfer agent fees of $700,685, of which $265,029 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Effective March 1, 2021, Asset Management has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 1.50%, based on the average net assets of each class until July 31, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to March 1, 2021, expenses (excluding certain fees and expenses as previously disclosed) for each class of the Fund were limited to 1.55% based on the average net assets of each class.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $1,958,014 $143,126,868 $(138,691,718) $— $— $6,393,164 6,393,164 $301
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $2,811,982 $56,784,600 $(58,650,117) $ — $ — $946,465 946,465 $283
Total Affiliated Securities .... $4,769,996 $199,911,468 $(197,341,835) $— $— $7,339,629 $584
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until July 31, 2021.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At March 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended March 31, 2021 and 2020, was as follows:
At March 31, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, foreign capital gains tax, EU reclaims and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2021, aggregated
$129,738,328 and $286,588,978, respectively.
At March 31, 2021, in connection with securities lending transactions, the Fund loaned equity investments and received
$946,501 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $19,859,744
2021 2020
Distributions paid from:
Ordinary income .......................................................... $12,190,979 $1,965,243
Long term capital gain ...................................................... — 11,967,934
$12,190,979 $13,933,177
Cost of investments .......................................................................... $360,401,193
Unrealized appreciation ........................................................................ $134,055,692
Unrealized depreciation ........................................................................ (29,568,375)
Net unrealized appreciation (depreciation) .......................................................... $104,487,317
Distributable earnings:
Undistributed ordinary income ................................................................... $1,636,294
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended March 31, 2021, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 19,700,852 $ — $ — $ 19,700,852
Chile ................................ — 2,164,844 — 2,164,844
China ............................... 35,309,081 61,991,404 — 97,300,485
Czech Republic ....................... — — 1,619,717 1,619,717
Egypt ............................... 2,121,812 — — 2,121,812
Georgia ............................. 3,053,762 — — 3,053,762
Hong Kong ........................... — 6,095,131 — 6,095,131
Hungary ............................. — 10,724,188 — 10,724,188
India ................................ — 55,296,783 — 55,296,783
Kazakhstan .......................... — 2,893,257 — 2,893,257
Mexico .............................. 5,146,329 — — 5,146,329
Peru ................................ 6,485,450 — — 6,485,450
Philippines ........................... 5,536,060 6,974,115 — 12,510,175
Russia .............................. — 3,909,783 — 3,909,783
Saudi Arabia .......................... 2,674,013 — — 2,674,013
South Africa .......................... 5,890,095 — — 5,890,095
South Korea .......................... — 59,292,281 — 59,292,281
Sri Lanka ............................ 1,265,364 — — 1,265,364
Taiwan .............................. — 99,403,486 — 99,403,486
Thailand ............................. — 7,928,896 — 7,928,896
Turkey .............................. — 3,471,446 — 3,471,446
United Arab Emirates ................... — 8,904,109 — 8,904,109
United Kingdom ....................... 5,493,193 — — 5,493,193
Vietnam ............................. — 30,090,413 — 30,090,413
Preferred Stocks :
Chile ................................ 2,973,290 1,139,727 — 4,113,017
Short Term Investments ................... 7,339,629 — — 7,339,629
Total Investments in Securities ........... $102,988,930 $360,279,863
a
$1,619,717 $464,888,510
a
Includes foreign securities valued at $360,279,863, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Emerging Markets Small Cap Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust of and Shareholders of Templeton Emerging Markets Small
Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Emerging Markets Small Cap Fund (one of the funds constituting Templeton Global Investment Trust, hereafter collectively referred to as the "Fund") as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statement of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31,
2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
May 20, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
Templeton Emerging Markets Small Cap Fund
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $2,571,550 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue
Code for the fiscal year ended March 31, 2021. Distributions, including qualified dividend income, paid during calendar year
2021 will be reported to shareholders on Form 1099-DIV by mid-February 2022. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At March 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue
Code. This written statement will allow shareholders of record on December 17, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid and foreign source income as reported by the Fund to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Class
Foreign Tax
Paid Per Share
Foreign Source
Income Per Share
Foreign Source Qualified
Dividends Per Share
Templeton Emerging Markets Small Cap Fund
Class A
...........................................
$0.0729 $0.4621 $0.1508
Class C
...........................................
$0.0729 $0.3724 $0.1037
Class R
...........................................
$0.0729 $0.4612 $0.1515
Class R6
..........................................
$0.0729 $0.4768 $0.1684
Advisor Class
......................................
$0.0729 $0.4677 $0.1575

Templeton Global Investment Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1994 126 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2017 126 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1996
and Lead Independent
Trustee since 2007
126 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 126 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2006 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2006 126 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-2020; previously
2010-2012) and Cbeyond, Inc.
(business communications provider)
(2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017- 2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2001 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
**Gregory E. Johnson
(1961)
Trustee Since 2006 137 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013
and Vice President
since 1996
126 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan Bartlett (1970) President and
Chief Executive
Office –
Investment
Management
Since 2019 Not Applicable None
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton.
Independent Board Members
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 42 of the investment companies in Franklin Templeton
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 42 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 42 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2006, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 42 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Global Investment Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Templeton Asset Management Ltd. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for the Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Fund to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion of
the changing distribution landscape for the Fund. The Board
noted management’s continuing efforts and expenditures
in establishing effective business continuity plans and
developing strategies to address areas of heightened
concern in the mutual fund industry, such as cybersecurity
in the current work-from-home environment and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,

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Annual Report
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board further reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below.
The Performance Universe for the Fund included the
Fund and all retail and institutional emerging markets
funds. The Performance Customized Peer Group for this
Fund also provided for the Board’s consideration included
only emerging markets funds that invest only in stocks
that have total market cap within the range of the market
capitalizations of companies in the MSCI Emerging Markets
Small Cap Index at the time of purchase. The Board noted
that the Fund’s annualized total return for the one-, three-, five- and ten-year periods was below the median and in
the fifth quintile (worst) of its Performance Universe. The
Board also noted that the Fund’s annualized total return
was below the median of its Performance Customized Peer
Group for each reporting period, except the 10-year period
for which it was equal to the median of its Performance
Customized Peer Group because the Fund was the only
fund in the Performance Customized Peer Group that had
10-year performance. The Board discussed this performance
with management and management explained that the
Performance Universe was not directly comparable to
the Fund as the Performance Universe included global
emerging market funds and was not limited to small cap
funds. Management further explained that in comparison to
the Performance Universe, the Fund’s investments had one
of the lowest average market capitalizations. Management
noted that during the one-, three- and five-year periods,
emerging market large-capitalization securities outperformed emerging market small-capitalization securities, which has
been a headwind for the Fund’s performance. Management
also explained that the Fund’s underperformance relative
to its Performance Customized Peer Group was based on
stock selection as described below. Management further
explained that the Fund’s underperformance during the
one-year period was primarily due to the Fund’s stock
selection and underweight position in Korea, while the
Fund’s longer-term underperformance was primarily due
to the Fund’s stock selection in Taiwan and Turkey and
the healthcare and consumer staples sectors. The Board
discussed the steps management had underway to address
the underperformance of the Fund, including making specific
changes to the Fund’s portfolio holdings and enhancements
to the Fund’s investment personnel and stock selection
process. The Board concluded that the Fund’s Management
Agreement should be continued for an additional one-year
period, and management’s efforts should continue to be
closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency,

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Shareholder Information

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Annual Report
was shown for Class A shares for the Fund and for Class
A shares and Class M shares for each other fund in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund and
17 other emerging markets funds. The Board noted that
the Management Rate and actual total expense ratio for
the Fund were above the medians and in the fifth quintile
(most expensive) of its Expense Group. The Board
discussed the expenses of this Fund with management
and management explained that the Expense Group was
not directly comparable to the Fund as the Expense Group
was comprised of funds that had an average allocation
of 20% of their investments to small- or mid-capitalization
companies, whereas the Fund allocates approximately 85%
to such companies. Management explained that the Fund’s
specialized focus on the small capitalization segment of
the market generally carried higher management costs.
The Board then noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. The Board
also noted that management has agreed to increase its fee
waiver to further reduce the Fund’s actual total expense
ratio. In light of the above, the Board concluded that the
Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable upfront expenditures
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded

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Annual Report
that, to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

426 A 05/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Emerging Markets Small Cap Fund
Investment Manager Distributor Shareholder Services
Templeton Asset
Management Ltd.
Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $53,585 for the fiscal year ended March 31, 2021 and $50,730 for the fiscal year ended March 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended March 31, 2021 and $10,000 for the fiscal year ended March 31, 2020.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended March 31, 2021 and $303 for the fiscal year ended March 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $17,000 for the fiscal year ended March 31, 2021 and $160,144 for the fiscal year ended March 31, 2020. The services for which these fees were paid included professional fees in connection with valuation services related to a fair value engagement, the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, and benchmarking services in connection with the ICI TA Survey.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $17,000 for the fiscal year ended March 31, 2021 and $170,447 for the fiscal year ended March 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis
, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By __S\Matthew T. Hinkle    _
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By __S\Matthew T. Hinkle    _
     Matthew T. Hinkle
     Chief Executive Officer - Finance and Administration
Date May 26, 2021

By   S\Robert G. Kubilis _____
  Robert G. Kubilis
     Chief Financial Officer and Chief Accounting Officer
Date May 26, 2021